PHOENIX MID-CAP VALUE FUND,
                        A SERIES OF PHOENIX EQUITY TRUST

                     Supplement dated April 27, 2007 to the
               Prospectus and Statement of Additional Information
                         ("SAI") dated October 31, 2006,
    as supplemented November 17, 2006, December 6, 2006 and December 26, 2006

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED APRIL 9, 2007 TO THE ABOVE-REFERENCED PROSPECTUS AND SAI, WHICH SUPPLEMENT CONTAINED SIMILAR DISCLOSURE. THIS VERSION REVISES THE DISCLOSURE APPEARING IN THE LAST BULLET OF THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

         Effective on May 7, 2007, the Phoenix Mid-Cap Value Fund will no longer be available for purchase by new investors, other than as described below. The fund will continue to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund.

         The following subsection is hereby added under the heading "How to Buy Shares" in the fund's Prospectus and SAI.

         IMPORTANT INFORMATION ABOUT THE PHOENIX MID-CAP VALUE FUND

         Effective on May 7, 2007, the Phoenix Mid-Cap Value Fund will no longer be available for purchase by new investors. The fund will continue to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund. Only the following investors may make purchases in the fund after the closing date:

         o Current shareholders of the fund may continue to add to their accounts through the purchase of additional shares and through the reinvestment of dividends and capital gains.
         o Exchanges into the fund may be made only by shareholders with an existing account in the fund.
         o An investor who has previously entered into a letter of intent with the distributor prior to the closing date may fulfill the obligation.
         o Trustees of the fund, employees of Phoenix and of Sasco, and their family members, may continue to open new accounts.
         o Defined Contribution and Defined Benefit plans, and other plans or accounts at the Distributor's discretion.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 691/Close MCVF-Rev. (4/07)